Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pre-tax impairment charges for goodwill				$ 442
After tax impairment charges for goodwill	27	291		286
Other indefinite-lived intangible assets	132	174	132	174
Pre-tax impairment charges for other indefinite-lived intangible assets			42	8	10
After tax impairment charges for other indefinite-lived intangible assets			27	5	6
Carrying value of definite-lived intangible assets	19	22	19	22
Accumulated amortization	57	54	57	54
Weighted average amortization period			6 years	6 years
Amortization expense related to the definite-lived intangible assets			6	6	6
Amortization expense related to the definite-lived intangible assets,2013	5		5
Amortization expense related to the definite-lived intangible assets,2014	4		4
Amortization expense related to the definite-lived intangible assets,2015	4		4
Amortization expense related to the definite-lived intangible assets,2016	2		2
Amortization expense related to the definite-lived intangible assets,2017	1		1
Installation and Other Services [Member]
Pre-tax impairment charges for goodwill
Pre-tax impairment charges for other indefinite-lived intangible assets					9
Plumbing Products [Member]
Pre-tax impairment charges for goodwill
Pre-tax impairment charges for other indefinite-lived intangible assets					$ 1